Onerous Contract Provisions	6 Months Ended
Jun. 30, 2019
Onerous Contracts Provision [Abstract]
Onerous Contract Provisions

16. ONEROUS CONTRACT PROVISIONS

Total
As at January 1, 2019 (Note 3)	78
Liabilities Settled	(6)
Change in Assumptions	(11)
Change in Discount Rate	4
Unwinding of Discount on Onerous Contract Provisions	2
As at June 30, 2019	67
Less: Current Portion	16
Long-Term Portion	51

The provision for onerous contracts relates to the non-lease components of lease liabilities, including operating costs and unreserved parking related to office space in Calgary, Alberta. The provision represents the present value of the difference between the future payments that Cenovus is obligated to make under the non-cancellable contracts and the estimated sublease recoveries, discounted at a credit-adjusted risk-free rate of between 2.9 percent and 4.1 percent. The onerous contract provision is expected to be settled in periods up to and including the year 2040. The estimate may vary as a result of changes in the use of the leased office space and sublease arrangements, where applicable.